Operating costs and other operating income - Summary of R&D expenditure by program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating costs
Total R&D expenditure	€ (515,083)	€ (491,707)	€ (523,667)
Filgotinib program
Operating costs
Total R&D expenditure	(245,286)	(171,204)	(126,879)
Ziritaxestat program
Operating costs
Total R&D expenditure	(1,096)	(26,725)	(55,902)
SIKi program
Operating costs
Total R&D expenditure	(47,727)	(91,957)	(87,107)
TYK2 program on GLPG3667
Operating costs
Total R&D expenditure	(24,467)	(27,141)	(20,199)
CAR-T programs in oncology
Operating costs
Total R&D expenditure	(29,999)
Other programs
Operating costs
Total R&D expenditure	€ (166,507)	€ (174,680)	€ (233,580)